As filed with the Securities and Exchange Commission on March 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Alpine U.S. Real Estate Equity Fund
Schedule of Investments
January 31, 2005 (Unaudited)

		Shares/
		Par Value	Value
Real Estate Investment Trusts - 14.6%
Lodging - 5.6%
Ashford Hospitality Trust		115,000	1,154,600
MeriStar Hospitality Corporation (a)		1,392,600	10,750,872
Sunstone Hotel Investors Inc. (a)		440,500	9,206,450
			21,111,922

Mortgage & Finance - 4.4%
Impac Mortgage Holdings, Inc.		283,700	6,479,708
Origen Financial, Inc.		298,400	2,387,200
MortgageIT Holdings Inc.		50,000	907,500
Saxon Capital Inc.		317,250	6,868,463
			16,642,871

Office - Industrial Buildings - 1.3%
Prime Group Realty Trust (a)		187,000	1,193,060
Vornado Realty Trust		54,000	3,733,560
			4,926,620
Retail - 3.3%
Alexander's, Inc. (a)		56,300	12,324,070

Total Real Estate Investment Trusts (Cost $37,052,449)			55,005,483

Common Stocks - 78.5%
Homebuilders - 53.2%
Brookfield Homes Corporation		239,000	8,532,300
D.R. Horton, Inc.		281,200	11,186,136
Fleetwood Enterprises, Inc. (a)		258,000	2,265,240
Hovnanian Enterprises, Inc. - Class A (a)		345,000	18,022,800
KB HOME		152,500	16,569,125
Lennar Corporation - Class A		250,400	14,140,088
M.D.C. Holdings, Inc.		219,333	15,967,442
Meritage Homes Corporation (a)		149,000	9,632,850
Orleans Homebuilders, Inc. (a)		188,100	3,639,735
Palm Harbor Homes, Inc. (a)		104,000	1,515,280
Pulte Homes, Inc.		270,000	17,841,600
The Ryland Group, Inc.		275,000	17,839,250
Standard-Pacific Corp.		270,000	17,963,100
Technical Olympic USA, Inc.		310,700	8,441,719
Toll Brothers, Inc. (a)		242,000	18,892,940
WCI Communities, Inc. (a)		535,000	17,045,100
			199,494,705

Lodging - 19.8%
DiamondRock Hospitality Company		475,000	4,868,750
(Cost $4,750,000, Acquired 6/29/04) (a) r
Gaylord Entertainment Company (a)		314,062	12,326,933
Great Wolf Resorts, Inc. (a)		221,000	4,634,370
Hilton Hotels Corporation		710,700	15,813,075
Interstate Hotels & Resorts, Inc. (a)		1,366,360	7,310,026
La Quinta Corporation (a)		1,768,000	15,363,920
Orient-Express Hotels Ltd. - Class A		277,100	5,680,550
Vail Resorts, Inc. (a)		157,300	3,770,481
Starwood Hotels & Resorts Worldwide, Inc.		78,000	4,515,420
			74,283,525

Mortgage & Finance - 1.3%
Countrywide Financial Corporation		99,000	3,663,000
Delta Financial Corporation		108,000	1,037,880
			4,700,880

Real Estate Operating Companies - 1.4%
HouseValues, Inc. (a)		37,500	532,500
Thomas Properties Group, Inc. (a)		233,900	2,940,123
Wellsford Real Properties, Inc. (a)		111,800	1,626,690
			5,099,313

Retirement Community - 0.9%
Sunrise Senior Living, Inc. (a)		76,100	3,487,663

Transportation & Real Estate - 1.9%
Florida East Coast Industries, Inc.		165,000	7,104,900

Total Common Stocks (Cost $225,473,845)			294,170,986

Short Term Investments - 7.8%
Alpine Municipal Money Market Fund		14,600,001	14,600,001
Federated Government Obligations Fund		7,254,350	7,254,350
Fidelity Institutional Government Portfolio		7,500,000	7,500,000

Total Short Term Investments (Cost $29,354,351)			29,354,351

Total Investments (Cost $291,880,645) - 100.9%			378,530,820
Liabilities in Excess of Other Assets - (0.9)%			(3,243,556)
TOTAL NET ASSETS - 100.0%			375,287,264

(a)	Non Income Producing
r	Restricted Security

Alpine Realty Income & Growth Fund
Schedule of Investments
January 31, 2005 (Unaudited)

	Shares/
	Par Value	Value
Real Estate Investment Trusts - 73.2%
Apartments - 6.7%
Apartment Investment & Management Company - Class A	167,700	6,020,430
Archstone-Smith Trust	184,000	6,311,200
Equity Residential	202,200	6,377,388
Home Properties, Inc.	79,900	3,227,960
Town & Country Trust	85,500	2,195,640
United Dominion Realty Trust, Inc.	381,400	8,474,708
		32,607,326

Diversified - 3.5%
Vornado Realty Trust	250,500	17,319,570

Health Care - 9.3%
Health Care Property Investors, Inc.	197,600	5,129,696
Health Care REIT, Inc.	218,600	7,323,100
Nationwide Health Properties, Inc.	310,400	6,732,576
Omega Healthcare Investors, Inc.	530,100	5,947,722
Senior Housing Properties Trust	427,100	7,068,505
Sunrise Senior Living Real Estate Investment Trust	617,500	5,897,542
Universal Health Realty Income Trust	99,500	2,998,930
Ventas, Inc.	168,100	4,303,360
		45,401,431

Lodging - 10.8%
FelCor Lodging Trust, Inc. (a)	1,116,200	15,582,152
Highland Hospitality Corporation	252,700	2,741,795
Hospitality Properties Trust	167,850	7,158,803
Host Marriott Corporation	561,400	8,982,400
Innkeepers USA Trust	192,600	2,600,100
MeriStar Hospitality Corporation (a)	731,300	5,645,636
Sunstone Hotel Investors, Inc. (a)	493,500	10,314,150
		53,025,036

Manufactured Homes - 0.8%
Affordable Residential Communities	302,900	3,852,888

Mortgage & Finance - 4.9%
iStar Financial Inc.	408,100	17,078,985
Newcastle Investment Corporation	57,500	1,738,800
Novastar Financial, Inc.	57,900	1,486,293
Origen Financial, Inc.	443,098	3,544,784
		23,848,862
Net Lease - 4.0%
Entertainment Properties Trust	317,200	13,357,292

Office - Industrial Buildings - 14.2%
Alexandria Real Estate Equities, Inc.	145,100	9,657,856
AMB Property Corporation	192,600	7,170,498
Arden Realty, Inc.	211,500	7,131,780
Boston Properties, Inc.	208,900	12,070,242
Equity Office Properties Trust	259,683	7,265,930
Mack-Cali Realty Corporation	46,600	1,956,268
Maguire Properties, Inc.	208,100	4,921,565
Prentiss Properties Trust	71,400	2,558,262
ProLogis	180,000	6,865,200
Reckson Associates Realty Corporation	326,400	10,013,952
		69,611,553

Retail Centers - 19.0%
CBL & Associates Properties, Inc.	159,200	10,949,776
Developers Diversified Realty Corporation	364,226	14,477,983
General Growth Properties, Inc.	471,700	14,985,909
Glimcher Realty Trust	56,100	1,435,599
Kimco Realty Corporation	156,700	8,301,966
Kite Realty Group Trust	270,800	4,062,000
The Macerich Company	184,500	10,555,245
The Mills Corp.	142,400	7,964,432
Simon Property Group, Inc.	289,000	17,137,700
Taubman Centers, Inc.	115,800	3,127,758
		92,998,368

Total Real Estate Investment Trusts (Cost $307,470,670)		358,442,471

Common Stocks - 14.4%
Diversified - 0.5%
Macquarie Infrastructure Company Trust (a)	81,000	2,376,540

Homebuilders - 6.5%
Hovnanian Enterprises, Inc. - Class A (a)	139,700	7,297,928
Lennar Corporation - Class A	73,500	4,150,545
The Ryland Group, Inc.	50,000	3,243,500
Standard-Pacific Corp.	138,700	9,227,711
Toll Brothers, Inc. (a)	102,300	7,986,561
		31,906,245
Lodging - 7.4%
La Quinta Corporation (a)	1,923,200	16,712,608
Starwood Hotels & Resorts Worldwide, Inc.	331,700	19,202,113
		35,914,721

Total Common Stocks (Cost $49,053,400)		70,197,506

Preferred Stocks - 4.4%
Apartments - 0.9%
Apartment Investment & Management Co.
Series U, 7.750%	60,000	1,506,000
Apartment Investment & Management Co.
Series T, 8.000%	108,100	2,761,955
		4,267,955

Health Care - 0.2%
Omega Healthcare Investors, Inc.
Series D, 8.375%	38,700	1,013,360

Lodging - 1.7%
FelCor Lodging Trust, Inc.
Series A, 7.800%	205,100	5,090,582
La Quinta Corp.
Series A, 9.000%	81,500	2,098,625
Winston Hotels, Inc.
Series B, 8.00%	45,500	1,171,625
		8,360,832

Mortgage & Finance - 0.1%
Anthracite Capital, Inc.	30,000	808,500
Series C, 9.375%

Office - Industrial Buildings - 1.5%
Prime Group Realty Trust	287,500	7,187,500
Series B, 9.000%

TOTAL PREFERRED STOCKS (Cost $18,980,661)		21,638,147

Convertible Bonds - 0.1%
MeriStar Hospitality Corp.
9.500% due 04/01/2010	500,000	643,750

Total Convertible Bonds (Cost $500,000)		643,750

Mutual Funds - 1.3%
iShares Dow Jones U.S. Real Estate Index Fund	57,000	6,423,900

Total Mutual Funds (Cost $6,867,244)		6,423,900

Short Term Investments - 5.2%
Alpine Municipal Money Market Fund	22,047,163	22,047,163
Federated Government Obligations Fund	686,311	686,311
Fidelity Institutional Government Portfolio	2,500,000	2,500,000
		25,233,474

Total Short Term Investments (Cost $25,233,474)		25,233,474

Total Investments (Cost $408,105,449) - 98.6%		482,579,248
Other Assets in Excess of Liabilities - 1.4%		7,007,630
TOTAL NET ASSETS - 100.0%		489,586,878

(a) Non Income Producing

Alpine International Real Estate Equity Fund
Schedule of Investments
January 31, 2005 (Unaudited)

		Shares/
COMMON STOCKS - 76.8%		Par Value	Value
Asia - 24.4%
Australia - 0.9%
Mirvac Group		250,000	912,504
Westfield Group (a)		70,000	924,360
			1,836,864

Hong Kong - 8.6%
The Hongkong & Shanghai Hotels, Limited		3,800,000	3,191,067
Hysan Development Company Limited		1,375,000	2,626,636
Kowloon Development Company Limited		400,000	415,390
Midland Realty (Holdings) Limited		9,024,000	4,396,364
Shangri-La Asia Limited		1,822,000	2,476,083
Sino Land Company Limited		5,000,000	4,455,185
			17,560,725

Japan - 3.1%
Diamond City Co., Ltd.		166,700	4,753,419
NTT Urban Devleopment Corporation		200	897,008
The Sankei Building Co., Ltd.		80,000	476,343
Sekisui House, Ltd.		23,693	274,818
			6,401,588

Malaysia - 0.8%
Eastern & Oriental Berhad		1,000,000	210,526
Resorts World Berhad		200,000	531,579
SP Setia Berhad		500,000	578,947
Sunway City Berhad		500,000	234,211
			1,555,263

New Zealand - 0.1%
Kiwi Income Property Trust		393,215	315,987

Philippines - 0.2%
SM Development Corporation		13,625,000	371,085

Singapore - 3.3%
Ascendas Real Estate Investment Trust (A-REIT)		103,500	116,363
Ascendas Real Estate Investment Trust		1,035,000	1,245,845
City Developments Limited		695,000	2,908,927
Fortune Real Estate Investment Trust		2,450,000	2,073,104
Raffles Holdings Limited		1,197,000	464,435
			6,808,674

Thailand - 7.4%
Amarin Plaza Public Company Limited		15,307,700	992,460
Amata Corporation Public Company Limited		5,000,000	1,400,415
Asian Property Development Public Company Limited		3,000,000	360,996
Central Pattana Public Company Limited		8,342,300	1,893,027
Ch. Karnchang Public Company Limited		3,000,000	1,112,552
Dusit Thani Public Company Limited		178,600	194,533
Golden Land Property Development Public Company Limited (a)		1,200,000	303,423
Lalin Property Public Company Limited		3,930,000	738,913
Land and Houses Public Company Limited		5,000,000	1,387,448
Major Cineplex Group Public Company Limited		2,500,000	875,259
M.K. Real Estate Development Public Company Limited		9,000,000	555,498
Noble Development Public Company Limited		2,500,000	311,203
Power Line Engineering Public Company Limited		4,500,000	1,738,849
Quality Houses Public Company Limited		11,979,100	428,713
Minor International Public Company Limited		12,500,000	1,270,747
Saha Pathana Inter-Holding Public Company Limited		4,040,000	1,498,236
Sammakorn Public Company Limited		1,950,000	103,164
			15,165,436

Total Common Stocks - Asia			50,015,622

Europe - 33.8%
Finland - 3.4%
Citycon Oyj		1,361,000	5,251,429
Sponda Oyj		166,400	1,659,367
			6,910,796

France - 13.1%
Accor SA		80,000	3,499,771
Club Mediterranee SA (a)		66,000	3,437,070
Euro Disney S.C.A. (a)		5,000,000	977,662
Gecina		50,000	5,129,469
Kaufman & Broad S.A.		12,489	743,997
Nexity (a)		89,765	3,159,355
Pierre & Vacances		16,446	1,822,245
Societe Immobiliere de Location pour l'Industrie
et le Commerce		37,100	3,578,766
Societe du Louvre		17,272	2,206,461
Unibail		18,426	2,192,954
			26,747,750

Germany - 0.5%
IVG Immobilien AG		64,400	1,113,998

Greece - 1.4%
Technical Olympic S.A.		476,380	2,819,272

Netherlands - 1.3%
Am N.V.		50,000	524,027
Wereldhave N.V.		20,000	2,059,609
			2,583,636

Norway - 0.2%
Choice Hotels Scandinavia ASA (a)		133,000	462,645
Home Invest ASA (a)		72,281	-
			462,645

Spain - 4.2%
Fadesa Inmobiliaria SA (a)		200,000	4,525,925
Inmobiliaria Urbis SA		253,892	3,998,007
			8,523,932

Sweden - 5.0%
JM AB		272,600	7,510,824
Skanska AB		241,200	2,796,362
			10,307,186

United Kingdom - 4.7%
Brixton plc		39,000	257,452
Derwent Valley Holdings plc		110,000	2,261,432
Land Securities Group plc		50,000	1,298,579
Millennium & Copthorne Hotels plc		125,000	875,857
Shaftesbury plc		365,000	2,616,019
St. Modwen Properties plc		125,000	808,665
Unite Group plc		250,000	1,447,580
			9,565,584

Total Common Stocks - Europe			69,034,799

North & South America - 18.6%
Argentina - 0.8%
IRSA Inversiones y Representaciones S.A. (a)		8	10
IRSA Inversiones y Representaciones S.A. - GDR (a)		134,321	1,644,089
			1,644,099

Bermuda - 0.1%
Orient-Express Hotel Ltd. - Class A		11,400	233,700

Canada - 3.3%
ClubLink Corporation		150,100	1,039,177
Killam Properties (a)		842,000	1,520,113
Parkbridge Lifestyles Communities, Inc.		300,000	1,426,556
Sunrise Senior Living Real Estate Investment Trust
(Cost $2,026,750, Aquired 12/22/04) r		250,000	2,387,669
Sunrise Senior Living Real Estate Investment Trust		50,000	477,534
			6,851,049
Cayman Islands - 1.9%
Far East Consortium International Limited		10,000,000	3,910,307

Mexico - 1.6%
Desarrolladora Homex S.A. de C.V. ADR (a)		121,300	3,269,035

United States - 10.9%
Alexander's, Inc. (a)		12,000	2,626,800
D.R. Horton, Inc.		40,000	1,591,200
Gaylord Entertainment Company (a)		20,000	785,000
Hovnanian Enterprises, Inc. - Class A (a)		40,000	2,089,600
KB HOME		17,000	1,847,050
Lennar Corporation - Class A		25,000	1,411,750
M.D.C. Holdings, Inc.		26,000	1,892,800
MeriStar Hospitality Corporation (a)		90,900	701,748
Prime Group Realty Trust (a)		12,400	79,112
Pulte Homes, Inc.		35,300	2,332,624
The Ryland Group, Inc.		25,000	1,621,750
Standard-Pacific Corp.		24,100	1,603,373
Starwood Hotels & Resorts Worldwide, Inc.		50,000	2,894,500
Toll Brothers, Inc. (a)		10,000	780,700
			22,258,007

Total Common Stocks
North & South America			38,166,197

TOTAL COMMON STOCKS (Cost $112,382,961)			157,216,618

RIGHTS - 0.3%
Euro Disney S.C.A.
Expiration February 2005, Exercise Price 0.09 Euro
(Acquired 1/24/2005, Cost $614,462)		5,000,000	586,597

TOTAL RIGHTS (Cost $614,462)			586,597

WARRANTS - 0.4%
City Developments Limited
Expiration May 2006, Exercise Price 2.50 SPD
(Acquired 6/2001 - 5/2004, Cost $287,435)		300,000	806,550
Major Cineplex Group Public Company Limited
Expiration February 2007, Exercise Price 13.00 TB
(Acquired 4/2003 - 5/2003, Cost $0)		375,000	24,313

TOTAL WARRANTS (Cost $287,435)			830,863

SHORT TERM INVESTMENTS - 21.9%
Alpine Municipal Money Market Fund		36,975,000	36,975,000
Federated Government Obligations Fund		3,000,000	3,000,000
Fidelity Institutional Government Portfolio		3,852,117	3,852,117
Milestone Funds Treasury Obligations Portfolio		1,000,000	1,000,000
TOTAL SHORT TERM INVESTMENTS (Cost $44,827,117)			44,827,117

Total Investments (Cost $158,111,975) - 99.4%			203,461,195
Other Assets in Excess of Liabilities - 0.6%			1,302,245
TOTAL NET ASSETS - 100.0%			204,763,440

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
r	Restricted Security
ADR	American Depository Receipt
GDR	Global Depository Receipt
EURO	European Monetary Unit
SPD	Singapore Dollars
TB	Thai Baht

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Equity Trust

By (Signature and Title)_ /s/ Samuel A. Lieber___________
Samuel A. Lieber, President

Date  03/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date  03/30/2005

By (Signature and Title)* ___/s/ Sheldon Flamm__________
Sheldon Flamm, Treasurer

Date  03/30/2005

* Print the name and title of each signing officer under his or her signature.